Supplemental Disclosures to the Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)
$ in Thousands
	Sep. 30, 2018	Dec. 31, 2017	Feb. 28, 2017	Dec. 31, 2016
Payables And Accruals [Line Items]
Accounts payable-trade	$ 10,483	$ 15,469
Accrued expenses	54,969	34,359
Royalties payable	26,004	25,793
Greenhouse gas liability	4,364	10,446
Taxes other than income tax liability	11,021	8,437
Accrued interest	3,529	0
Dividends payable	7,431	0
Other	0	3,373
Accounts payable and accrued expenses	$ 117,801	$ 97,877	$ 116,512
Predecessor
Payables And Accruals [Line Items]
Accounts payable-trade				$ 2,459
Accrued expenses				39,124
Royalties payable				6,858
Greenhouse gas liability				2,861
Taxes other than income tax liability				13,372
Other				4,324
Accounts payable and accrued expenses				$ 68,998